PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
PERSONNEL EXPENSES
Schedule of Personnel Expenses

	2016	2017	2018
Salaries and related benefits	7,122	7,821	8,077
Vacation pay, incentives and other benefits	4,219	3,339	3,292
Pension benefit cost (Note 31)	1,068	1,700	1,120
Net periodic post-employment health care benefit cost (Note 31)	163	276	335
LSA expense (Note 32)	237	255	161
Other employee benefit cost (Note 31)	82	62	113
Other post-employment benefit cost (Note 31)	48	42	32
Early retirement program	628	—	1
Others	45	34	47
Total	13,612	13,529	13,178